Revenues (Details) - Schedule of deferred revenue - USD ($) $ in Thousands		Mar. 31, 2023	Dec. 31, 2022
Schedule of Deferred Revenue [Abstract]
Deferred revenue	[1]	$ 79,213	$ 75,434

[1]	Includes $25.4 million and $25.2 million under long term deferred revenue in the Company's consolidated balance sheets as of March 31, 2023 and December 31, 2022, respectively.